SIGNIFICANT EVENTS IN THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2023
SIGNIFICANT EVENTS IN THE REPORTING PERIOD
SIGNIFICANT EVENTS IN THE REPORTING PERIOD

NOTE 3: — SIGNIFICANT EVENTS IN THE REPORTING PERIOD

a.	On January 25, 2023 the Company closed the Transactions contemplated by the BCA and related transactions (see Note 1d).
b.	At the end of January 2023, the Israeli subsidiary fully repaid a term loan borrowed in October 2022 from an Israeli bank.

In February 2023, the Israeli subsidiary terminated a loan facility established with an Israeli bank in April 2022. The Israeli subsidiary did not make any borrowings under this loan facility. The pledges for the benefit of the bank in respect of this facility were removed.